COMMITMENTS AND CONTINGENCIES (Details) (USD $)					3 Months Ended		3 Months Ended
	Apr. 01, 2015	May 30, 2013	Mar. 31, 2013 vessel	Mar. 31, 2013 Frontline 2012 Ltd [Member]	Mar. 31, 2013 Special Purpose Entities [Member] vessel	Dec. 31, 2012 Special Purpose Entities [Member] vessel	Mar. 31, 2013 Minimum [Member] Special Purpose Entities [Member]	Mar. 31, 2013 Maximum [Member] Special Purpose Entities [Member]
Related Party Transaction [Line Items]
Number of vessels sold and leased back					4	4
Leased back on charters							8 years	12 years 6 months
Options on the lessor's side to extend the charters (upper range) (in years)					5 years
Total amount of potential payment under put options with respect to capital leases					$ 36,000,000	$ 36,000,000
Number of vessels on long-term bareboat charters to Chevron			3
Chevron holds options to purchase each vessel on April 1, 2015	1
Newbuilding installment commitments		87,900,000
Newbuilding installment commitments due in 2013		50,200,000
Newbuilding installment commitments due in 2014		37,700,000
Contingent liability in respect of newbuildings				$ 146,500,000